Schedule of Future Minimum Lease Payments Under Non-Cancellable Lease (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of lease liabilities:
Remainder of 2025	$ 14,375
Year I	29,466	$ 28,608
Year II	25,167	29,466
Year III		25,167
Year III and thereafter
Year IV
Year IV and thereafter
Total undiscounted cash flows	69,008	83,241
Less discounting	(7,344)	(10,536)
Present value of lease liabilities	$ 61,664	$ 72,705	$ 234,043